Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

January 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 96.59%Δ			Common StockΔ (continued)
Brazil - 5.92%			Malaysia - 2.41%
Embraer ADR †	112,341	$1,891,822	AMMB Holdings	691,400	$621,974
Hypera	230,500	1,914,464	Genting Malaysia	992,200	727,332
Suzano	105,300	972,204	Malayan Banking	291,579	598,389
		4,778,490			1,947,695
China/Hong Kong - 34.79%			Mexico - 3.72%
Alibaba Group Holding †	71,000	1,831,999	Fibra Uno Administracion	1,085,442	1,783,651
Alibaba Group Holding ADR †	18,309	3,782,456	Grupo Financiero Banorte
Brilliance China Automotive			Class O	196,984	1,213,982
Holdings	508,000	450,246			2,997,633
China Medical System
Holdings	1,009,000	1,342,897	Peru - 0.86%
China Merchants Bank			Credicorp	3,358	693,696
Class H	637,000	3,071,334			693,696
China Mobile	193,000	1,586,394
CSPC Pharmaceutical Group	616,000	1,351,174	Qatar - 0.40%
Hengan International Group	220,000	1,602,511	Qatar Electricity & Water	73,800	325,041
Jiangsu Expressway Class H	556,000	688,888			325,041
NetEase ADR	6,846	2,195,923	Republic of Korea - 13.20%
Ping An Insurance Group Co.			Korea Zinc †	1,690	536,124
of China Class H	382,000	4,319,603	LG Chem	10,448	2,913,318
Sands China	379,600	1,830,548	Samsung Electronics	102,602	4,753,861
Tingyi Cayman Islands			Samsung Fire & Marine
Holding	1,162,000	1,960,350	Insurance	5,128	902,865
WH Group	2,185,500	2,056,777	Shinhan Financial Group	47,365	1,545,678
		28,071,100			10,651,846
India - 11.84%			Romania - 0.28%
Bajaj Auto	23,500	1,044,382	Societatea Nationala de Gaze
HCL Technologies	224,472	1,860,755	Naturale ROMGAZ GDR ≥	27,881	228,624
Housing Development
Finance	37,959	1,282,864			228,624
Indiabulls Housing Finance	316,931	1,357,728	Russia - 5.46%
Infosys ADR	124,176	1,360,969	Gazprom PJSC ADR	317,758	2,227,369
Larsen & Toubro	21,516	412,139	LUKOIL PJSC ADR	21,442	2,181,603
Lupin	74,649	749,263			4,408,972
Power Grid Corp of India	163,744	428,765
Vedanta	553,221	1,059,536	South Africa - 1.30%
			Sasol	66,078	1,049,720
		9,556,401
					1,049,720
Indonesia - 1.61%
Bank Rakyat Indonesia			Taiwan - 10.35%
Persero	4,002,100	1,301,103	ASE Technology Holding	566,000	1,365,764
			CTBC Financial Holding	1,670,046	1,211,264
		1,301,103	Mega Financial Holding	786,245	816,907
			Taiwan Semiconductor
			Manufacturing	480,588	4,956,886
					8,350,821

(continues) NQ-DPT-151 [1/20] 3/20 (1110415) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio (Unaudited)

Number of		Value	Number of		Value
	shares	(US $)	shares		(US $)
Common StockΔ (continued)			Short-Term Investments (continued)
Thailand - 1.02%			Money Market Mutual Funds (continued)
Kasikornbank NVDR	182,900	$818,172	Morgan Stanley
			Government
		818,172	Portfolio - Institutional
United Arab Emirates - 1.15%			Share Class (seven-day
First Abu Dhabi Bank	221,782	930,515	effective yield 1.45%)	140,484	$140,484
			State Street Institutional US
		930,515	Government Money
United Kingdom - 2.28%			Market Fund - Investor
Mondi	90,223	1,835,746	Class (seven-day
			effective yield 1.44%)	140,484	140,484
		1,835,746

Total Common Stock			Total Short-Term Investments
(cost $73,954,858)		77,945,575	(cost $702,423)		702,423

Preferred Stock - 2.76%Δ			Total Value of
Brazil - 2.12%			Securities - 100.22%
Itau Unibanco Holding ADR			(cost $76,819,270)		80,874,184
5.38%	98,968	753,146	Liabilities Net of Receivables and Other
Itausa - Investimentos Itau			Assets - (0.22%)		(173,611)
5.54%	319,788	955,048	Net Assets Applicable to 10,009,227
		1,708,194	Shares Outstanding - 100.00%		$80,700,573
Republic of Korea - 0.64%
Samsung Electronics 2.76%	13,251	517,992	≥ Security was purchased pursuant to Regulation S under the Securities
		517,992	Act of 1933, which exempts from registration securities offered and
			sold outside of the United States. Such securities cannot be sold by
Total Preferred Stock			the issuer in the United States without either an effective registration
(cost $2,161,989)		2,226,186
			statement filed pursuant to the Securities Act of 1933, or pursuant
Short-Term Investments - 0.87%			to an exemption from registration. At Jan. 31, 2020, the aggregate
			value of Regulation S securities was $228,624 which represents
Money Market Mutual Funds - 0.87%			0.28% of the Portfolio’s net assets.
BlackRock			Δ Securities have been classified by country of origin.
FedFund - Institutional
Shares (seven-day			† Non-income producing security.
effective yield 1.49%)	140,485	140,485
Fidelity Investments Money			Summary of abbreviations:
Market Government			ADR - American Depositary Receipt
Portfolio - Class I			GDR - Global Depositary Receipt
(seven-day effective			GS - Goldman Sachs
yield 1.46%)	140,485	140,485	NVDR - Non-Voting Depositary Receipt
GS Financial Square
Government
Fund - Institutional
Shares (seven-day
effective yield 1.46%)	140,485	140,485

2 NQ-DPT-151 [1/20] 3/20 (1110415)